Shareholder Report, Average Annual Return (Details)		2 Months Ended		6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000244082
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Hodges Blue Chip Equity Income Fund
C000244083
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Hodges Fund
C000244085
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Hodges Small Cap Fund
C000244084
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Hodges Small Cap Fund
C000252100
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hodges Small Intrinsic Value Fund
C000244086
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Hodges Small Intrinsic Value Fund
Without Sales Load [Member] | C000244082
Average Annual Return [Line Items]
Average Annual Return, Percent				12.13%		36.59%	15.65%	11.52%
Without Sales Load [Member] | C000244083
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.06%)		23.61%	14.21%	7.32%
Without Sales Load [Member] | C000244085
Average Annual Return [Line Items]
Average Annual Return, Percent				5.21%		26.64%	14.54%	8.21%
Without Sales Load [Member] | C000244084
Average Annual Return [Line Items]
Average Annual Return, Percent				5.06%		26.25%	14.25%	7.92%
Without Sales Load [Member] | C000252100
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.54%)
Without Sales Load [Member] | C000244086
Average Annual Return [Line Items]
Average Annual Return, Percent				(1.59%)		15.92%	13.05%	8.88%
Russell 1000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				9.87%		35.68%	15.64%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%		36.35%	15.98%	13.38%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				5.69%		26.76%	9.39%	8.78%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent				5.69%		26.76%	9.39%	8.78%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent			(1.51%)
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent				6.14%		25.88%	9.29%	8.22%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%		36.35%	15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%		36.35%	15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%		36.35%	15.98%	13.38%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			6.27%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent				10.42%		36.35%	15.98%	13.38%